Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Schedule of discontinued operations
The Romanian reporting segment is presented as a disposal group held for sale. As at December 31, 2022, the disposal group was stated at fair value less costs to sell and comprised the following assets and liabilities.

December 31, 2022

Cash	$356
Accounts receivable and other	1,150
Property, plant, and equipment	24,731
Inventories	1,501
Assets held for sale	$27,738

Accounts payable and accrued liabilities	$(168)
Asset retirement obligations	(10,311)
Liabilities associated with assets held for sale	$(10,479)
The results from operations of the Romanian reporting segment include:

	Year ended December 31,
	2022	2021

Expenses	$(2,801)	$(6,398)
Impairment of property and equipment	(394,723)	—
Loss from operations	(397,524)	(6,398)
Income tax (recovery) expense	(20,039)	1,897
Loss from discontinued operations, net of tax	$(377,485)	$(8,295)

(Loss) earnings from discontinued operations attributable to non-controlling interest	$(72,837)	$1,813
Loss from discontinued operations attributable to shareholders of the Company	$(304,648)	$(10,108)

Basic and diluted loss per share attributable to shareholders of the Company	$(1.66)	$(0.06)
The gain on disposition includes the following:

Net proceeds:
Cash received	$20,000
Shares received	33,036
Disposal costs incurred	(1,279)
Working capital changes	59
$51,816
Net assets sold:
Cash	$340
Accounts receivable and other	1,101
Property, plant and equipment	47,466
Accounts payable and accrued liabilities	(331)
Capital lease obligations	(92)
$48,484

Gain on disposition of Tocantinzinho	$3,332
The results from operations from the Brazil reporting segment include:

Year ended
December 31, 2021

Expenses	$(1,004)
Impairment of property and equipment	(160,140)
Gain on disposition of Tocantinzinho	3,332
Loss from operations	(157,812)
Income tax recovery	(11,010)
Loss from discontinued operations, net of tax attributable to shareholders of the Company	$(146,802)

Basic and diluted loss per share attributable to shareholders of the Company	$(0.81)